Segment Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Revenue, Major Customer [Line Items]
Revenue from contracts with customers:	$ 12,558	$ 14,277	$ 19,166
Operating income (loss):	747	(755)	1,938
Depreciation expense:	145	261	319
Capital expenditure:	91	695	271
Total assets:	18,169	15,250
Property, plant and equipment	878	886
Metal Stamping and Mechanical OEM [Member]
Revenue, Major Customer [Line Items]
Revenue from contracts with customers:	6,929	7,717	9,638
Operating income (loss):	458	(405)	955
Depreciation expense:	83	133	160
Capital expenditure:	53	398	136
Total assets:	9,753	8,084
Property, plant and equipment	520	513
Electric OEM [Member]
Revenue, Major Customer [Line Items]
Revenue from contracts with customers:	5,629	6,560	9,528
Operating income (loss):	355	(250)	1,123
Depreciation expense:	62	128	1,938
Capital expenditure:	38	297	135
Total assets:	8,248	7,000
Property, plant and equipment	358	373
Corporate [Member]
Revenue, Major Customer [Line Items]
Operating income (loss):	(66)	(100)	$ (140)
Total assets:	$ 168	$ 166